Note 11 - Cost Method Investment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Cost and Equity Method Investments Disclosure [Text Block]
11.	COST METHOD INVESTMENT

In 2012, the Group made a cost method investment. The carrying amount of the cost method investments was $802,202 as of December 31, 2012. As result of an addition investment of $309,698 in 2013, the carrying balance of such investment was $1,138,899 as of December 31, 2013.

In 2014, the Group made another cost method investment of $81,064. The total carrying balance of such cost method investments were $1,217,617 as of December 31, 2014.

In 2014, the Group sold its equity interests in Ocean Butterflies Holdings Inc. to a third party, which was fully impaired as of December 31, 2011. Gains from the sale of cost method investment recognized in the consolidated statement of comprehensive income for the year ended December 31, 2014 was $4,337,736, of which $2,168,868 was remained receivable as of December 31, 2014. In April, 2015, the Group collected $2,168,868, the remaining consideration related to the sale of Ocean Butterflies Holdings Inc.

In May 2015, the Group sold a cost method investment to third parties, which was acquired during 2012 and 2013, and recognized a gain from the sale of cost method investment of $4,648,302 in the consolidated statement of comprehensive income for the year ended December 31, 2015.

In December 2015, the Group entered a series of arrangements to dispose its 90% equity interests in CFO Securities Consulting with third parties. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $477,393 was recognized in the consolidated balance sheets. (Note 13)

As a result, the carrying balance of cost method investment was $554,392 as of December 31, 2015.

The following table presents changes in cost method investment for the twelve-month period ended December 31, 2014 and 2015, respectively:

	December 31,
	2014	2015
Beginning balance	$1,138,899	$1,217,617
Acquisitions	81,713	-
consideration of disposal	(4,337,736)	(5,790,369)
Gain from sale of cost method investment	4,337,736	4,648,302
Fair value adjustment of retained noncontrolling investment	-	477,393
Exchange difference	(2,995)	1,449
Ending balance	$1,217,617	$554,392

These investments are recorded as cost method investments, as the Group did not have a significant influence to the investee. There was no impairment of the Group's cost method investment for the year ended December 31, 2014 and 2015.